Accounts Receivable Factoring (Details)	1 Months Ended	9 Months Ended
	Jul. 29, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 CNY (¥)
Credit Loss, Additional Improvements [Abstract]
Accounts receivable for sale	¥ 10,000,000	$ 1,541,925	¥ 10,000,000
Annual interest rate		5.60%	5.60%
Factoring expense of interest rate		0.50%			0.50%
Factoring amount for accounts receivable		$ 7,726			¥ 50,000
Increase (Decrease) in Accrued Interest Receivable, Net		14,903	¥ 96,444
Interest paid		12,740	82,444
Unpaid accrued interest		$ 2,159	¥ 14,000